Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Depreciation expense	$ 76	$ 98	$ 164